Net revenues (Tables)	12 Months Ended
Dec. 31, 2018
Net Revenues
Schedule of sales and service revenue
	2018	2017	2016
Sales revenue
Domestic market
Revenue	42,189,365	34,983,265	32,293,042
Rebates	(45,290)	(35,538)	(25,400)
	42,144,075	34,947,727	32,267,642
Foreign market
Revenue	26,577,433	23,297,304	23,084,703
Rebates	(58,188)	(60,990)	(23,820)
	26,519,245	23,236,314	23,060,883
	68,663,320	58,184,041	55,328,525

Sales and services deductions
Taxes
Domestic market	(10,219,138)	(8,663,707)	(7,316,325)
Foreign market	(36,562)	(33,798)	(102,831)
Sales returns
Domestic market	(148,918)	(125,153)	(168,625)
Foreign market	(258,836)	(100,789)	(76,756)

	(10,663,454)	(8,923,447)	(7,664,537)
Net sales and services revenue	57,999,866	49,260,594	47,663,988

Schedule of revenue by country
	2018	2017	2016

Brazil	31,801,222	26,147,559	24,640,077
United States	9,887,701	8,539,972	7,965,209
Argentina	1,166,191	1,336,440	1,244,267
United Kingdom	366,328	202,830	589,725
Germany	1,385,482	1,192,287	1,198,760
Mexico	4,168,140	3,408,385	2,075,695
Italy	650,605	604,546	667,265
Netherlands	293,315	333,134	262,289
Singapore	756,069	542,866	1,101,156
Switzerland	315,254	415,729	227,504
Colombia	363,497	340,396	369,359
Spain	329,458	282,854	342,154
Chile	686,646	554,237	522,796
Peru	540,495	493,654	397,186
Uruguay	155,571	122,251	122,783
Japan	245,208	126,956	1,631,564
Poland	260,449	231,716	252,508
Paraguay	214,959	174,783	185,432
France	135,094	166,314	236,727
Bolivia	250,048	163,862	211,382
Canada	290,453	235,612	242,492
South Korea	314,517	339,430	254,512
Other	3,423,164	3,304,781	2,923,146
	57,999,866	49,260,594	47,663,988

Schedule of revenue by product
	2018	2017	2016

PE/PP	37,979,148	33,105,714	30,790,364
Ethylene, Propylene	4,283,709	3,351,805	2,906,796
Naphtha, condensate and crude oil	248,313	135,165	2,582,257
Benzene, toluene and xylene	2,785,400	2,683,406	2,411,031
PVC/Caustic Soda/EDC	3,167,390	3,066,879	3,016,390
ETBE/Gasoline	2,928,993	2,433,360	2,058,952
Butadiene	2,023,465	1,819,387	1,315,892
Cumene	909,409	578,482	501,958
Solvents	476,311	401,455	379,745
Other	3,197,729	1,684,941	1,700,603
	57,999,866	49,260,594	47,663,988